Financing receivables, net	12 Months Ended
Dec. 31, 2024
Financing receivables, net
Financing receivables, net

10.  Financing receivables, net

Financing receivables consist of the following:

	December 31,
	2023	2024
	US$	US$

Financing receivables, gross
Micro-credit personal loans	18,213	—

Less: allowance for expected credit loss on financing receivables	(18,213)	—

Financing receivables, net	—	—

Reversal of allowance for expected credit loss of US$45, US$33 and nil was recognized in general and administrative expenses for the years ended December 31, 2022, 2023 and 2024, respectively.

(1)	Micro-credit personal loans

Micro-credit personal loans provided by the Group are non-accrual financing receivables related to personal loans amounted to US$18,213 and nil as of December 31, 2023 and 2024, respectively, which were past due for over 1 year and not guaranteed.The Group has ceased to extend credit in the finance business since 2019.

Movement of allowance for expected credit loss on financing receivables (micro-credit personal loans only) is as follows:

	For the year ended December 31,
	2023	2024
	US$	US$

Balance at the beginning of the year	(18,556)	(18,213)
Addition for the year, net	343	—
Disposal of a subsidiary	—	18,213

Balance at the end of the year	(18,213)	—

10.  Financing receivables, net (continued)

(2)	Corporate loans

A majority of the Group’s corporate loan business was in the form of sale-and-leaseback arrangements, under which the Group purchases equipment from third party companies and lease back the equipment to the sellers. In 2019, one lessee was unable to repay the principal amount of approximately US$2,416 due in January and was default. The Group has brought certain lawsuits against this lessee to the court, claiming the lessee to repay all the outstanding amount. Upon the date of the issuance of the consolidated financial statements for the year ended December 31, 2019, the court has passed the first instance judgment on all of these lawsuits, which supported the Group’s claim and ordered the lessee to repay all the outstanding amounts due to the Group. Furthermore, the additional assets of the lessee or its related entity was pledged and preserved as collateral. Based on the Group’s assessment on the lessee’s finance condition and the recoverable amount from the collateral, the financial receivable cannot be fully recovered. As a result, an allowance for expected credit loss of US$10,430 was recognized in general and administrative expenses for the year ended December 31, 2019 against the carrying value of the financing receivables. Based on the Group’s assessment on the fair value of the pledged assets as of December 31, 2023 and 2024, nil and US$3,308 impairment charge was recognized against the carrying value of the financing receivables for the years ended December 31, 2023 and 2024. The Group reclassified the amount due from this lessee from financing receivables to prepayments and other current assets in 2021 considering the fact that the original term of this receivable has ended by December 31, 2021 and the nature of this receivable has changed from financing receivables to other receivables as the expected means of settlement of the receivable has changed. Net amount of the receivable as of December 31, 2021 reclassified to prepayment and other current assets was US$20,177, which is the difference between the gross amount of US$30,607 and allowance of US$10,430 as of December 31, 2021. The net receivable amounts of US$17,975 and US$14,157 as of the years ended December 31, 2023 and 2024 are disclosed in Note 11, respectively. The Group has ceased the corporate loan business during 2019.